Other Financial Liabilities	12 Months Ended
Dec. 31, 2019
OTHER FINANCIAL LIABILITIES
OTHER FINANCIAL LIABILITIES

19.   OTHER FINANCIAL LIABILITIES

The balance of other financial liabilities as of December 31, 2019 and 2018 is as follows:

	For the years ended
	12-31-2019		12-31-2018
	Current	Non-current	Current	Non-current
Other Financial Liabilities	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing borrowings	46,083,325	812,387,948	43,946,822	797,023,880
Hedging derivatives (*)	48,225,766	17,464,925	81,195,765	2,629,715
Non-hedging derivatives (**)	2,026,476	124,048	207,957	159,630
Total	96,335,567	829,976,921	125,350,544	799,813,225

(*)See Note 21.2.a.

(**)See Note 21.2.b.

19.1       Interest-bearing borrowings

The detail of current and non-current interest-bearing borrowings as of December 31, 2019 and 2018 is as follows:

	Balance as of
	12-31-2019		12-31-2018
	Current	Non-current	Current	Non-current
Interest-bearing borrowings	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	4	—	4	—
Unsecured liabilities	43,388,605	800,772,841	41,780,543	784,713,705
Finance leases	2,694,716	11,615,107	2,166,275	12,310,175
Total	46,083,325	812,387,948	43,946,822	797,023,880

19.2      Bank loans by currency and contractual maturity as of December 31, 2019 and 2018 are as follows:

-	Summary of bank loans by currency and contractual maturity

					Balance as of 12-31-2019
					Current			Non-Current
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes / No)	Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	6.00%	No	4	-	4	-	-	-	-	-	-
				Total	4	-	4	-	-	-	-	-	-

					Balance as of 12-31-2018
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes / No)	Current			Non-Current
					Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	6.00%	No	4	-	4	-	-	-	-	-	-
				Total	4	-	4	-	-	-	-	-	-

-	Identification of Bank Loans by Company

										Balance as of 12-31-2019
										Current			Non-Current
Taxpayer ID No. (RUT)	Company	Country	Taxpayer ID No. (RUT)	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Interest payment	Less than 90 days	More than 91 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Overdraft line (Banco Santander)	Chile	Ch$	6.00%	6.00%	At maturity	4	-	4	-	-	-	-	-	-
				Total	ThCh$					4	-	4	-	-	-	-	-	-

										Balance as of 12-31-2018
										Current			Non-Current
Taxpayer ID No. (RUT)	Company	Country	Taxpayer ID No. (RUT)	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Interest payment	Less than 90 days	More than 91 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.006.000-6	Overdraft line (Banco Santander)	Chile	Ch$	6.00%	6.00%	At maturity	4	-	4	-	-	-	-	-	-
				Total	ThCh$					4	-	4	-	-	-	-	-	-

19.3       Unsecured liabilities

The detail of unsecured liabilities by currency and maturity as of December 31, 2019 and 2018 is as follows:

					Balance as of 12-31-2019
					Current			Non-current
		Effective Interest	Nominal Interest	Secured	One to three months	Three to twelve months	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
Country	Currency	Rate	Rate	(Yes/No)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	No	7,700,030	2,828,573	10,528,603	—	—	—	296,420,703	230,317,080	526,737,783
Chile	UF	6.00%	5.48%	No	—	32,860,002	32,860,002	31,624,776	31,624,776	31,624,776	31,624,776	147,535,954	274,035,058
				Total	7,700,030	35,688,575	43,388,605	31,624,776	31,624,776	31,624,776	328,045,479	377,853,034	800,772,841

					Balance as of 12-31-2018
					Current			Non-current
		Effective Interest	Nominal Interest	Secured	One to three months	Three to twelve months	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
Country	Currency	Rate	Rate	(Yes/No)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	No	7,144,997	2,493,452	9,638,449	—	—	—	—	487,595,270	487,595,270
Chile	UF	6.00%	5.48%	No	—	32,142,094	32,142,094	30,793,493	30,793,493	30,793,493	30,793,493	173,944,463	297,118,435
				Total	7,144,997	34,635,546	41,780,543	30,793,493	30,793,493	30,793,493	30,793,493	661,539,733	784,713,705

19.4       Secured liabilities

The detail of secured liabilities by currency and maturity as of December 31, 2019 and 2018 is as follows:

-	Summary of secured liabilities by currency and maturity

There are no secured liabilities as of December 31, 2019 and 2018.

-	Fair value measurement and hierarchy

The fair value of current and non-current bond obligations, both secured and unsecured, as of December 31, 2019 and 2018 totaled ThCh$1,081,354,659 and ThCh$966,998,354 respectively. During both periods, the obligations have been classified as Level 2 fair values based on the inputs from the valuation techniques used (see Note 3.g). Notably, these financial liabilities are measured at amortized cost. (See Note 3.f.4).

- Secured and Unsecured Liabilities by Company

										Balance as of 12-31-2019
										Current			Non-current
													One to	Two to	Three to
							Effective	Nominal	Secured	Less than	More than		two	three	four	Four to	More than
Taxpayer ID			Taxpayer ID				Interest	Interest	(Yes	90 days	90 days	Total	years	years	years	five years	five years	Total
No.	Company	Country	No.	Company	Country	Currency	Rate	Rate	/ No)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-1	US	US$	7.96%	7.88%	No	5,058,091	—	5,058,091	—	—	—	—	153,480,285	153,480,285
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-2	US	US$	7.40%	7.33%	No	1,617,476	—	1,617,476	—	—	—	—	51,960,662	51,960,662
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-3	US	US$	8.26%	8.13%	No	1,024,463	—	1,024,463	—	—	—	—	24,876,133	24,876,133
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon 24296	US	US$	4.32%	4.25%	No	—	2,828,573	2,828,573	—	—	—	296,420,703	—	296,420,703
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 317-H	Chile	U.F.	7.17%	6.20%	No	—	6,592,332	6,592,332	5,888,467	5,888,467	5,888,467	5,888,467	20,428,651	43,982,519
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522-M	Chile	U.F.	4.82%	4.75%	No	—	26,267,670	26,267,670	25,736,309	25,736,309	25,736,309	25,736,309	127,107,303	230,052,539
									Total	7,700,030	35,688,575	43,388,605	31,624,776	31,624,776	31,624,776	328,045,479	377,853,034	800,772,841

										Balance as of 12-31-2018
										Current			Non-current
													One to	Two to	Three to
							Effective	Nominal	Secured	Less than	More than		two	three	four	Four to	More than
Taxpayer ID			Taxpayer ID				Interest	Interest	(Yes	90 days	90 days	Total	years	years	years	five years	five years	Total
No.	Company	Country	No.	Company	Country	Currency	Rate	Rate	/ No)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-1	US	US$	7.96%	7.88%	No	4,693,498	—	4,693,498	—	—	—	—	142,300,747	142,300,747
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-2	US	US$	7.40%	7.33%	No	1,500,880	—	1,500,880	—	—	—	—	48,131,124	48,131,124
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-3	US	US$	8.26%	8.13%	No	950,619	—	950,619	—	—	—	—	22,694,249	22,694,249
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon 24296	US	US$	4.32%	4.25%	No	—	2,493,452	2,493,452	—	—	—	—	274,469,150	274,469,150
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 317-H	Chile	U.F.	7.17%	6.20%	No	—	6,513,162	6,513,162	5,733,684	5,733,684	5,733,684	5,733,684	25,386,928	48,321,664
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522-M	Chile	U.F.	4.82%	4.75%	No	—	25,628,932	25,628,932	25,059,809	25,059,809	25,059,809	25,059,809	148,557,535	248,796,771
									Total	7,144,997	34,635,546	41,780,543	30,793,493	30,793,493	30,793,493	30,793,493	661,539,733	784,713,705

- Detail of Finance Lease Obligations

									Balance as of December 31, 2019
									Current			Non-current
												One to	Two to	Three to
							Nominal		Less than	More than		two	three	four	Four to	More than	Total Non-
Taxpayer ID			Taxpayer ID				Interest		90 days	90 days	Total Current	years	years	years	five years	five years	Current
No.	Company	Country	No.	Name	Country	Currency	Rate	Amortization	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6.50%	Monthly	606,973	1,879,323	2,486,296	2,647,907	2,820,020	5,312,211	—	—	10,780,138
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	Monthly	4,067	13,237	17,304	17,966	18,335	18,713	19,097	208,057	282,168
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	Monthly	12,399	24,861	37,260	33,755	34,460	35,182	35,917	410,646	549,960
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	1.07%	Bi-Annually	1,104	557	1,661	1,123	—	—	—	—	1,123
91.081.000-6	Enel Generación Chile S.A.	Chile	78.392.580-K	Agricola el Bagual LTDA.	Chile	UF	1.91%	Annual	1,152	—	1,152	564	573	581	—	—	1,718
91.081.000-6	Enel Generación Chile S.A.	Chile	99.527.200-8	Rentaequipos Tramaca S.A.	Chile	UF	0.83%	Monthly	144,436	—	144,436	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S A.	Chile	UF	0.83%	Monthly	6,607	—	6,607	—	—	—	—	—	—
								Total	776,738	1,917,978	2,694,716	2,701,315	2,873,388	5,366,687	55,014	618,703	11,615,107

									Balance as of December 31, 2018
									Current			Non-current
												One to	Two to	Three to
							Nominal		Less than	More than		two	three	four	Four to	More than	Total Non-
Taxpayer ID			Taxpayer ID				Interest		90 days	90 days	Total Current	years	years	years	five years	five years	Current
No.	Company	Country	No.	Name	Country	Currency	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6.50%	Monthly	528,847	1,637,428	2,166,275	2,307,082	2,457,043	2,616,750	4,929,300	—	12,310,175
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	Monthly	—	—	—	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	Monthly	—	—	—	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	1.07%	Bi-Annually	—	—	—	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	78.392.580-K	Agricola el Bagual LTDA.	Chile	UF	1.91%	Annual	—	—	—	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	99.527.200-8	Rentaequipos Tramaca S.A.	Chile	UF	0.83%	Monthly	—	—	—	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S A.	Chile	UF	0.83%	Monthly	—	—	—	—		—	—	—	—
								Total	528,847	1,637,428	2,166,275	2,307,082	2,457,043	2,616,750	4,929,300	—	12,310,175

19.5   Hedged debt

Of the U.S. dollar denominated debt held by the Group as of December 31, 2019, ThCh$536,904,233 is related to future cash flow hedges for the Group’s U.S. dollar-linked operating income (see Note 3.m). As of December 31, 2018, this amount was ThCh$498,203,587.

The following table details changes in “Reserve for cash flow hedges” for the years ended December 31, 2019, 2018 and 2017 due to exchange differences corresponding to this debt:

	12-31-2019	12-31-2018	12-31-2017
HEDGING RESERVE	ThCh$	ThCh$	ThCh$
Balance in hedging reserves (hedging income) at beginning of year	(74,214,318)	(44,278,685)	(85,790,673)
Foreign currency exchange differences recorded in net equity	(28,251,471)	(41,257,222)	28,878,949
Recognition of foreign currency exchange differences in profit (loss)	8,503,129	11,321,589	12,633,039
Balance in hedging reserves (hedging income) at year end	(93,962,660)	(74,214,318)	(44,278,685)

19.6    Other information

As of December 31, 2019 the Group had undrawn long-term lines of credit unconditionally available for use totaling ThCh$ 0 (ThCh$ 138,954,000 as of December 31, 2018).

19.7   Future undiscounted debt flows

The following table shows the estimates of undiscounted cash flows by type of financial debt:

-	Secured and unsecured bank loans

				Balance as of 12-31-2019
				Current			Non-Current
Country	Currency	Nominal Interest Rate	Secured (Yes / No)	Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	No	4	-	4	-	-	-	-	-	-
			Total	4	-	4	-	-	-	-	-	-

				Balance as of 12-31-2018
				Current			Non-Current
Country	Currency	Nominal Interest Rate	Secured (Yes / No)	Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	No	4	-	4	-	-	-	-	-	-
			Total	4	-	4	-	-	-	-	-	-

Summary of secured and unsecured liabilities

					Balance as of 12-31-2019
					Current			Non-current
					One to	Three to			Two to
		Effective	Nominal		three	twelve		One to	three	Three to	Four to five	More than
		Interest	Interest	Secured	months	months	Total	two years	years	four years	years	five years	Total
Country	Currency	Rate	Rate	(Yes/No)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.00%	6.90%	No	7,935,743	23,807,227	31,742,970	31,742,969	31,742,969	31,742,969	317,085,500	491,144,626	903,459,033
Chile	UF	6.00%	5.48%	No	21,802,800	33,021,797	54,824,597	52,420,069	50,015,543	47,611,017	45,206,491	201,354,595	396,607,715
				Total	29,738,543	56,829,024	86,567,567	84,163,038	81,758,512	79,353,986	362,291,991	692,499,221	1,300,066,748

					Balance as of 12-31-2018
					Current			Non-current
					One to	Three to			Two to
		Effective	Nominal		three	twelve		One to	three	Three to	Four to five	More than
		Interest	Interest	Secured	months	months	Total	two years	years	four years	years	five years	Total
Country	Currency	Rate	Rate	(Yes/No)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.00%	6.90%	No	7,557,992	22,673,976	30,231,968	30,231,967	30,231,967	30,231,967	30,231,967	763,227,018	884,154,886
Chile	UF	6.00%	5.48%	No	6,603,562	49,871,556	56,475,118	54,036,540	51,597,963	49,159,386	46,720,808	224,787,689	426,302,386
				Total	14,161,554	72,545,532	86,707,086	84,268,507	81,829,930	79,391,353	76,952,775	988,014,707	1,310,457,272

Summary of finance lease

				Balance as of December 31, 2019
				Current			Non-current
		Nominal Interest	Secured (Yes/No)	Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
Country	Currency	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.50%	No	795,505	2,384,881	3,180,386	3,175,864	3,171,049	6,075,307	—	—	12,422,220
Chile	UF	1.50%	No	57,054	169,785	226,839	71,721	70,799	69,656	68,520	651,781	932,477
			Total	852,559	2,554,666	3,407,225	3,247,585	3,241,848	6,144,963	68,520	651,781	13,354,697

				Balance as of December 31, 2018
				Current			Non-current
		Nominal Interest	Secured (Yes/No)	Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
Country	Currency	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.50%	No	760,090	2,278,842	3,038,932	3,034,977	3,030,765	3,026,279	5,044,764	—	14,136,785
			Total	760,090	2,278,842	3,038,932	3,034,977	3,030,765	3,026,279	5,044,764	—	14,136,785